COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments payable under operating leases
	2017	2018
	$	$

No later than 1 year	30,384	62,921
Later than 1 year but no later than 5 years	86,726	224,394
More than 5 years	11,155	41,234

	128,265	328,549